Finance Lease Receivables, Net	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Finance Lease Receivables, Net
6.	FINANCE LEASE RECEIVABLES, NET

6.1	Finance lease receivables consists of the following:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Finance lease receivables	3,484,919,078	3,848,670,074	589,834,494
Add: unamortized initial direct costs	420,074	390,796	59,893
Less: unearned income	(356,209,820)	(335,437,061)	(51,407,979)
Less: allowance for finance lease receivables—collective	(19,088,837)	(23,726,420)	(3,636,233)

Total finance lease receivables, net	3,110,040,495	3,489,897,389	534,850,175

Finance lease receivables—current	1,661,082,122	2,035,397,525	311,938,318
Finance lease receivables—non-current	1,448,958,373	1,454,499,864	222,911,857

6.2    The following table presents the future minimum lease payments to be received:

	Contractual maturities
	2021	2022	2023	Thereafter	Total
	RMB	RMB	RMB	RMB	RMB

Finance lease receivables	2,154,625,037	1,163,138,961	524,223,451	6,682,625	3,848,670,074

	US$	US$	US$	US$	US$
Finance lease receivables	330,210,734	178,258,844	80,340,759	1,024,157	589,834,494

6.3	The following table presents the aging of finance lease receivables principal as of December 31, 2019 and 2020:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Aging of finance lease receivables principal:
Current	3,043,067,511	3,423,777,666	524,716,884
1-30 days past due	70,311,661	68,919,540	10,562,382
31-60 days past due	4,672,808	7,515,295	1,151,769
61-90 days past due	2,821,449	5,260,689	806,236
91-120 days past due	3,500,436	3,678,200	563,709
121-150 days past due	1,977,944	2,570,865	394,002
151-180 days past due	2,777,523	1,901,554	291,426

	3,129,129,332	3,513,623,809	538,486,408

6.4    Movement of allowance for finance lease receivables is as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$
Balance at the beginning of the year	13,544,836	19,088,837	2,925,492
Additions	18,855,252	36,282,049	5,560,468
Charge-offs	(13,311,251)	(31,644,466)	(4,849,727)

Balance at the end of the year	19,088,837	23,726,420	3,636,233